Share-based Compensation (Summary of Restricted Stock Units Award Activity) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units Outstanding, Number, Beginning of Period	144,457,562
Restricted share units Granted, Number	67,949,495	207,315,992	787,797
Restricted share units Exercised, Number	(78,230,676)
Restricted Share Units Cancelled, Number	(32,536,949)
Restricted share units Outstanding, Number, End of Period	101,564,432	144,457,562
Restricted share units Vested or expected to vest, Number	60,684,535
Restricted share units Outstanding, Weighted Average Grant Date Fair Value, Beginning of Period	$ 0.10
Restricted share units Granted, Weighted Average Grant Date Fair Value	$ 0.07
Restricted Share Units Exercised, Weighted Average Grant Date Fair Value	$ 0.10
Restricted share units Cancelled, Weighted Average Grant Date Fair Value	$ 0.10
Restricted share units Outstanding, Weighted Average Grant Date Fair Value, End of Period	$ 0.07	$ 0.10
Restricted share units Vested or expected to vest, Weighted Average Grant Date Fair Value	$ 0.07
Restricted share units Outstanding,Weighted Average Remaining Contractual Term, End of Period	9.01
Restricted share units Vested or expected to vest, Weighted Average Remaining Contractual Term	9.00
Restricted share units Outstanding, Aggregated Fair Value, End of Period	$ 7,581,599
Restricted share units Vested or expected to vest, Aggregated Fair Value	$ 4,475,307